SUNAMERICA STRATEGIC INVESTMENT SERIES
                           SunAmerica LifeStage Funds

               Supplement to the Propectus dated January 30, 2002

     Under the heading "FUND HIGHLIGHTS" on pages 9 and 10 of the Prospectus, the tables describing the Funds' expenses are replaced with the following:

                                               SUNAMERICA AGGRESSIVE GROWTH
                                                    LIFESTAGE FUND (5)
                                          --------------------------------------
                                          Class A  Class B  Class II  Class I(7)
                                          -------  -------  --------  ----------
SHAREHOLDER FEES (FEES PAID
DIRECTLY FROM YOUR INVESTMENT):
Maximum Sales Charge (Load) ..............  5.75%    4.00%    2.00%    None
  Maximum Sales Charge (Load) Imposed
  on Purchases (as a percentage of
  offering price)(1) .....................  5.75%    None     l.00%    None
  Maximum Deferred Sales Charge (Load)
  (as a percentage of amount
  redeemed)(2) ...........................  None     4.00%    1.00%    None
  Maximum Sales Charge (Load) Imposed
  on Reinvested Dividends ................  None     None     None     None
  Redemption Fee(3) ......................  None     None     None     None
  Exchange Fee ...........................  None     None     None     None
  Maximum Account Fee ....................  None     None     None     None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS):
  Management Fees ........................  0.10%    0.10%    0.10%    0.10%
  Distribution and/or Service (12b-1)
  Fees(4) ................................  0.10%    0.75%    0.75%    None
  Other Expenses .........................  0.30%    0.30%    0.30%    0.30%
Total Annual Fund Operating
Expenses(6)(8) ...........................  0.50%    1.15%    1.15%    0.40%

                                                SUNAMERICA MODERATE GROWTH
                                                    LIFESTAGE FUND (5)
                                          --------------------------------------
                                          Class A  Class B  Class II  Class I(7)
                                          -------  -------  --------  ----------
SHAREHOLDER FEES (FEES PAID
DIRECTLY FROM YOUR INVESTMENT):
Maximum Sales Charge (Load) ..............  5.75%    4.00%    2.00%    None
  Maximum Sales Charge (Load) Imposed
  on Purchases (as a percentage of
  offering price)(1) .....................  5.75%    None     l.00%    None

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  Maximum Deferred Sales Charge (Load)
  (as a percentage of amount
  redeemed)(2) ...........................  None     4.00%    1.00%    None
  Maximum Sales Charge (Load) Imposed
  on Reinvested Dividends ................  None     None     None     None
  Redemption Fee(3) ......................  None     None     None     None
  Exchange Fee ...........................  None     None     None     None
  Maximum Account Fee ....................  None     None     None     None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS):
  Management Fees ........................  0.10%    0.10%    0.10%    0.10%
  Distribution and/or Service (12b-1)
  Fees(4) ................................  0.10%    0.75%    0.75%    None
  Other Expenses .........................  0.30%    0.30%    0.30%    0.30%
Total Annual Fund Operating
Expenses(6)(8) ...........................  0.50%    1.15%    1.15%    0.40%

                                              SUNAMERICA CONSERVATIVE GROWTH
                                                    LIFESTAGE FUND (5)
                                          --------------------------------------
                                          Class A  Class B  Class II  Class I(7)
                                          -------  -------  --------  ----------
SHAREHOLDER FEES (FEES PAID
DIRECTLY FROM YOUR INVESTMENT):
Maximum Sales Charge (Load) ..............  5.75%    4.00%    2.00%    None
  Maximum Sales Charge (Load) Imposed
  on Purchases (as a percentage of
  offering price)(1) .....................  5.75%    None     l.00%    None
  Maximum Deferred Sales Charge (Load)
  (as a percentage of amount
  redeemed)(2) ...........................  None     4.00%    1.00%    None
  Maximum Sales Charge (Load) Imposed
  on Reinvested Dividends ................  None     None     None     None
  Redemption Fee(3) ......................  None     None     None     None
  Exchange Fee ...........................  None     None     None     None
  Maximum Account Fee ....................  None     None     None     None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS):
  Management Fees ........................  0.10%    0.10%    0.10%    0.10%
  Distribution and/or Service (12b-1)
  Fees(4) ................................  0.10%    0.75%    0.75%    None
  Other Expenses .........................  0.30%    0.30%    0.30%    0.30%
Total Annual Fund Operating
Expenses(6)(8) ...........................  0.50%    1.15%    1.15%    0.40%

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(1)  The front-end sales charge on Class A shares decreases with the size of the purchase to 0% for purchases of $1 million or more.

(2) Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge ("CDSC") on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class II shares applies only if shares are redeemed within eighteen months of their purchase. See page 12 for more information on the CDSCs.

(3)  A $15.00 fee is imposed on wire and overnight mail redemptions.

(4) Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

(5)  "Other Expenses" and "Total Annual Fund Operating Expenses" are estimated.

(6) Set forth below are the estimated aggregate expenses of the Funds which include the estimated indirect expenses borne by each Fund in connection with its investment in the Underlying Funds. The total annual operating expenses of each LifeStage Fund are as follows: SunAmerica Aggressive Growth LifeStage Fund-Class A- 1.89%, Class B- 2.54%, Class II- 2.54% and Class I- 1.79%; SunAmerica Moderate Growth LifeStage Fund-Class A- 1.81%, Class B- 2.46%, Class II- 2.46% and Class I- 1.71%; SunAmerica Conservative Growth LifeStage Fund-Class A- 1.70%, Class B- 2.35%, Class II- 2.35% and Class I- 1.60%. The estimates are based on expenses of the Underlying Funds' Class I shares shown in the current prospectus for such shares, and assume the following constant allocation by the Funds of their assets among the Underlying Funds:

                                AGGRESSIVE        MODERATE         CONSERVATIVE
                                  GROWTH           GROWTH             GROWTH
                              LIFESTAGE FUND   LIFESTAGE FUND     LIFESTAGE FUND
                              --------------   --------------     --------------
SunAmerica Core
Bond Fund ......................     5%              15%                15%
SunAmerica
GNMA Fund ......................     5%              15%                35%
SunAmerica High Yield
Bond Fund ......................     0%               0%                 0%
SunAmerica International
Equity Fund ....................    20%              15%                10%
SunAmerica Growth and
Income Fund ....................    10%              15%                12%
SunAmerica Blue
Chip Growth Fund ...............    20%              15%                12%
SunAmerica Growth
Opportunites Fund ..............    10%               3%                 2%
SunAmerica New
Century Fund ...................    15%              10%                 6%
SunAmerica Money
Market Fund ....................     0%               0%                 0%
SunAmerica Style Select
  Focused Multi-Cap
     Value Portfolio ...........    15%              12%                 8%
  Focused 2000
     Growth Portfolio ..........     0%               0%                 0%

Total ..........................   100%             100%               100%

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     The Funds' actual expenses may be higher or lower as a result of the actual allocation of their assets among the Underlying Funds, the expenses of the Underlying Funds, and/or the Funds' own expenses.

(7) Class I shares are offered exclusively to participants in certain employee retirement plans and other programs.

(8)  Does not include Underlying Fund expenses that the Funds bear indirectly.

                                   **********

     Under the heading "EXAMPLE" on page 11 of the Prospectus, the references to the cost of investing in the Funds is replaced with the following:

If you redeemed your investment at the end of the periods indicated:

                                     1 Year    3 Years     5 Years     10 Years
                                     ------    -------     -------     --------
SUNAMERICA AGGRESSIVE GROWTH
LIFESTAGE FUND
    (Class A shares) ............     $756      $1,135      $1,538      $2,659
    (Class B shares)* ...........     $657      $1,091      $1,550      $2,717
    (Class II shares) ...........     $455      $  883      $1,437      $2,947
    (Class I shares) ............     $182      $  563      $  970      $2,105

SUNAMERICA MODERATE GROWTH
LIFESTAGE FUND
    (Class A shares) ............     $748      $1,112      $1,499      $2,579
    (Class B shares)* ...........     $649      $1,067      $1,511      $2,636
    (Class II shares) ...........     $447      $  859      $1,397      $2,868
    (Class I shares) ............     $174      $  539      $  928      $2,019

SUNAMERICA CONSERVATIVE GROWTH
LIFESTAGE FUND
    (Class A shares) ............     $738      $1,080      $1,445      $2,468
    (Class B shares)* ...........     $638      $1,033      $1,455      $2,527
    (Class II shares) ...........     $436      $  826      $1,343      $2,759
    (Class I shares) ............     $163      $  505      $  871      $1,900

If you did not redeem your shares:

                                     1 Year    3 Years     5 Years     10 Years
                                     ------    -------     -------     --------
SUNAMERICA AGGRESSIVE GROWTH
LIFESTAGE FUND
    (Class A shares) ............     $756      $1,135      $1,538      $2,659
    (Class B shares)* ...........     $257      $  791      $1,350      $2,717
    (Class II shares) ...........     $355      $  883      $1,437      $2,947
    (Class I shares) ............     $182      $  563      $  970      $2,105

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SUNAMERICA MODERATE GROWTH
LIFESTAGE FUND
    (Class A shares) ............     $748      $1,112      $1,499      $2,579
    (Class B shares)* ...........     $249      $  767      $1,311      $2,636
    (Class II shares) ...........     $347      $  859      $1,397      $2,868
    (Class I shares) ............     $174      $  539      $  928      $2,019

SUNAMERICA CONSERVATIVE GROWTH
LIFESTAGE FUND
    (Class A shares) ............     $738      $1,080      $1,445      $2,468
    (Class B shares)* ...........     $238      $  733      $1,255      $2,527
    (Class II shares) ...........     $336      $  826      $1,343      $2,759
    (Class I shares) ............     $163      $  505      $  871      $1,900

* Class B shares generally convert to Class A shares approximately eight years after purchase as described in the section entitled "Shareholder Account Information" on page 12. Therefore, expense information for years 9 and 10 is the same for both Class A and B shares.

Dated:  December 2, 2002






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